RESQ Strategic Income Fund

Class A Shares RQIAX

Class I Shares RQIIX

Class C Shares RQICX

RESQ Dynamic Allocation Fund

Class A Shares RQEAX

Class I Shares RQEIX

Class C Shares RQECX

(each a series of Northern Lights Fund Trust III)

Supplement dated June 26, 2019 to the Statement of Additional Information

Dated February 1, 2019

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The following replaces the “Portfolio Managers” portion of the section entitled “Portfolio Managers” on page 26 of the Statement of Additional Information for the RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund (collectively the “Funds”):

Portfolio Managers. As described in the Prospectus, the Portfolio Managers listed below are responsible for the management of the Funds and, as of September 30, 2018, the other accounts set forth in the following tables.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Todd M. Foster	None	$0	None	$0	2,425	$1,050,000,000
Bryan M. Lee	None	$0	None	$0	2,425	$1,050,000,000
John W. Greer	None	$0	None	$0	2,425	$1,050,000,000

Of the accounts above, the following are subject to performance-based fees.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Todd M. Foster	None	$0	None	$0	None	$0
Bryan M. Lee	None	$0	None	$0	None	$0
John W. Greer	None	$0	None	$0	None	$0

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You should read this Supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information dated February 1, 2019. This document provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Funds toll-free at 1-877-940-2526.

Please retain this Supplement for future reference.